Other Non-operating Income/(Loss) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 23, 2024	Mar. 15, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Gain on deemed sale of FLNG Gimi (note 7.2.1)			$ 29,981	$ 0	$ 0
Realized and unrealized MTM losses on our investment in listed equity securities			0	0	(62,308)
Dividend income from our investment in listed equity securities			0	0	9,823
Other			0	(7,000)	0
Total other non-operating income/(loss)			$ 29,981	$ (7,000)	(52,485)
Marketable security, realized gain (loss)					$ (62,300)
Stock repurchased during period (in shares)			3,576,000	679,000
Hilli Common Units
Schedule of Investments [Line Items]
Stock repurchased during period (in shares)	134	1,230
New Fortress Energy (NFE)
Schedule of Investments [Line Items]
Investment owned, shares sold (in shares)					1,200,000
Consideration received on transaction					$ 45,600
Investment owned, shares disposed (in shares)		4,100,000